Accounts Receivable - Summary of Accounts Receivable (Detail) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other current receivables [abstract]
Trade and settlement receivables	$ 11,220	$ 10,582
Goods and services tax receivable	1,162	916
Other receivables	1,409	3,237
Accounts receivables	$ 13,791	$ 14,735